Transactions with Related Parties (Details Textual) $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2017 ILS (₪)	Dec. 31, 2017 ILS (₪)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 ILS (₪)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 ILS (₪)	Dec. 31, 2015 USD ($)	Jan. 30, 2017 shares	Dec. 09, 2015 shares
Transactions with Related Parties (Textual)
Lease annual rent		₪ 110,000	$ 32
Computing services		24,000	7
Capital fees paid, amount		₪ 228,000	$ 66	₪ 338,000	$ 66	₪ 433,000	$ 66
Registration statements of ordinary shares | shares								925,000	288,000
Registration rights agreement with B communications, description		B Communications is not required to effect any demand registration unless such demand registration request is for a number of ordinary shares with a market value that is equal to at least $7.5. B Communications is not required to effect more than one demand registration during any 12-month period or within 90 days of any other demand registration.	B Communications is not required to effect any demand registration unless such demand registration request is for a number of ordinary shares with a market value that is equal to at least $7.5. B Communications is not required to effect more than one demand registration during any 12-month period or within 90 days of any other demand registration.
Chief executive officer employment agreement, description		B Communications will pay 2/3 and the Company will pay 1/3 of their compensation.	B Communications will pay 2/3 and the Company will pay 1/3 of their compensation.
Monthly fee	₪ 15,500
Annual fixed amount	₪ 6,000
Services consideration, description		Bezeq will pay the following consideration to Eurocom Communications: (A) directors' compensation, consisting of annual participation compensation and actual participation compensation based on a maximum amount for one meeting (as this term is defined in the Companies Regulations (Rules for Compensation and Expenses of an External Director), 2000), based on the relevant rating of Bezeq of the subsidiary/sub-subsidiary (as the case may be) at that date, for the participation of the directors serving on behalf of Bezeq 's controlling shareholders, as part of their membership and their position as directors in Bezeq and/or its subsidiaries and the various committees, subject to adjustments in accordance with their number and presence at meetings; (B) NIS 3.5 per year for the service and activities of Shaul Elovitch as active chairman of the Board of Directors of Bezeq and its subsidiaries; and (C) NIS 432 thousand per year for ongoing consultation services.	Bezeq will pay the following consideration to Eurocom Communications: (A) directors' compensation, consisting of annual participation compensation and actual participation compensation based on a maximum amount for one meeting (as this term is defined in the Companies Regulations (Rules for Compensation and Expenses of an External Director), 2000), based on the relevant rating of Bezeq of the subsidiary/sub-subsidiary (as the case may be) at that date, for the participation of the directors serving on behalf of Bezeq 's controlling shareholders, as part of their membership and their position as directors in Bezeq and/or its subsidiaries and the various committees, subject to adjustments in accordance with their number and presence at meetings; (B) NIS 3.5 per year for the service and activities of Shaul Elovitch as active chairman of the Board of Directors of Bezeq and its subsidiaries; and (C) NIS 432 thousand per year for ongoing consultation services.